Income Taxes Income before income taxes and provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income (Loss) before Income Taxes, United States	$ 796	$ (10,305)	$ 3,811
Income (Loss) before Income Taxes, International	1,865	(1,016)	1,639
Income/(loss) before income taxes	2,661	(11,321)	5,450
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current U.S. Federal Tax Expense (Benefit)	466	444	765
Current U.S. State and Local Tax Expense (Benefit)	116	134	(47)
Current International Tax Expense (Benefit)	439	322	295
Current Income Tax Expense (Benefit)	1,021	900	1,013
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Deferred U.S. Federal Income Tax Expense (Benefit)	(209)	(1,843)	(6,590)
Deferred U.S. State and Local Income Tax Expense (Benefit)	(7)	(121)	97
Deferred International Income Tax Expense (Benefit)	(77)	(3)	(2)
Deferred Income Tax Expense (Benefit)	(293)	(1,967)	(6,495)
Income Tax Expense (Benefit)	$ 728	$ (1,067)	$ (5,482)